Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Balance at beginning of year	$ 74,266	$ 63,011	$ 92,988
Bad debt expense (recovery)	21,569	11,254	(16,889)
Losses charged to allowance	(8,389)		(13,088)
Balance at end of year	$ 87,446	$ 74,266	$ 63,011